Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 9,234	$ 43,037
Operating expenses	8,623	7,221
Other operating expense	611	417
Research and development expense	$ 0	$ 35,399